UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Defiance Asset Management, LLC

Address:    100 Front Street
            Suite 920
            West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mimi Drake
Title:      Chief Financial Officer
Phone:      (610) 940-5306

Signature, Place and Date of Signing:


/s/ Mimi Drake                West Conshohocken, PA          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $167,726
                                       (thousands)

List of Other Included Managers:

No.         Form 13F File Number    Name

1           028-11630               Defiance Asset Management Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2009
COLUMN 1                     COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6    COL 7          COLUMN 8

                                                      VALUE     SHS OR  SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT PRN CALL    DISCRETION    MGRS   SOLE    SHARED    NONE
--------------            --------------   ------     --------  ------- --- ----    ----------    ----   -----   ------    ----
ABBOTT LABS                    COM         002824100  3,201      59,296 SH        SHARED-DEFINED  1       59,296
ABBOTT LABS                    COM         002824100  2,178      40,339 SH            SOLE                40,339
AETNA INC NEW                  COM         00817Y108  1,642      51,787 SH        SHARED-DEFINED  1       51,787
AETNA INC NEW                  COM         00817Y108  1,141      36,007 SH            SOLE                36,007
AGRIUM INC                     COM         008916108  3,435      55,857 SH        SHARED-DEFINED  1       55,857
AGRIUM INC                     COM         008916108  2,370      38,543 SH            SOLE                38,543
APACHE CORP                    COM         037411105    743       7,198 SH        SHARED-DEFINED  1        7,198
APACHE CORP                    COM         037411105    516       5,005 SH            SOLE                 5,005
BP PLC                    SPONSORED ADR    055622104  4,079      70,359 SH        SHARED-DEFINED  1       70,359
BP PLC                    SPONSORED ADR    055622104  2,771      47,807 SH            SOLE                47,807
CHEVRON CORP NEW               COM         166764100  2,244      29,145 SH        SHARED-DEFINED  1       29,145
CHEVRON CORP NEW               COM         166764100  1,559      20,255 SH            SOLE                20,255
COCA COLA CO                   COM         191216100  1,303      22,857 SH        SHARED-DEFINED  1       22,857
COCA COLA CO                   COM         191216100    878      15,400 SH            SOLE                15,400
CONOCOPHILLIPS                 COM         20825C104  2,500      48,955 SH        SHARED-DEFINED  1       48,955
CONOCOPHILLIPS                 COM         20825C104  1,733      33,930 SH            SOLE                33,930
CVS CAREMARK CORPORATION       COM         126650100  3,909     121,356 SH        SHARED-DEFINED  1      121,356
CVS CAREMARK CORPORATION       COM         126650100  2,678      83,144 SH            SOLE                83,144
FLOWSERVE CORP                 COM         34354P105  2,577      27,262 SH        SHARED-DEFINED  1       27,262
FLOWSERVE CORP                 COM         34354P105  1,766      18,683 SH            SOLE                18,683
F M C CORP                   COM NEW       302491303  4,645      83,303 SH        SHARED-DEFINED  1       83,303
F M C CORP                   COM NEW       302491303  3,198      57,352 SH            SOLE                57,352
FORCE PROTECTION INC         COM NEW       345203202  1,011     194,051 SH        SHARED-DEFINED  1      194,051
FORCE PROTECTION INC         COM NEW       345203202    693     132,949 SH            SOLE               132,949
GAMESTOP CORP NEW              CL A        36467W109  2,155      98,202 SH        SHARED-DEFINED  1       98,202
GAMESTOP CORP NEW              CL A        36467W109  1,466      66,798 SH            SOLE                66,798
HEWLETT PACKARD CO             COM         428236103  3,617      70,224 SH        SHARED-DEFINED  1       70,224
HEWLETT PACKARD CO             COM         428236103  2,455      47,658 SH            SOLE                47,658
INTERDIGITAL INC               COM         45867G101  1,261      47,472 SH        SHARED-DEFINED  1       47,472
INTERDIGITAL INC               COM         45867G101    864      32,528 SH            SOLE                32,528
ISHARES TR INDEX           RUSSELL 2000    464287655  9,472     151,700 SH  PUT   SHARED-DEFINED  1      151,700
ISHARES TR INDEX           RUSSELL 2000    464287655  6,562     105,100 SH  PUT       SOLE               105,100
JOHNSON & JOHNSON              COM         478160104  3,116      48,381 SH        SHARED-DEFINED  1       48,381
JOHNSON & JOHNSON              COM         478160104  2,134      33,124 SH            SOLE                33,124
MASTEC INC                     COM         576323109  1,142      91,389 SH        SHARED-DEFINED  1       91,389
MASTEC INC                     COM         576323109    783      62,611 SH            SOLE                62,611
MEDTRONIC INC                  COM         585055106  6,856     155,883 SH        SHARED-DEFINED  1      155,883
MEDTRONIC INC                  COM         585055106  4,672     106,232 SH            SOLE               106,232
MICROSOFT CORP                 COM         594918104  2,910      95,472 SH        SHARED-DEFINED  1       95,472
MICROSOFT CORP                 COM         594918104  2,023      66,381 SH            SOLE                66,381
MIDCAP SPDR TR              UNIT SER 1     595635103  1,897      14,400 SH  PUT   SHARED-DEFINED  1       14,400
MIDCAP SPDR TR              UNIT SER 1     595635103  1,396      10,600 SH  PUT       SOLE                10,600
NORTHROP GRUMMAN CORP          COM         666807102  4,072      72,902 SH        SHARED-DEFINED  1       72,902
NORTHROP GRUMMAN CORP          COM         666807102  2,764      49,498 SH            SOLE                49,498
ORACLE CORP                    COM         68389X105  1,264      51,545 SH        SHARED-DEFINED  1       51,545
ORACLE CORP                    COM         68389X105    879      35,851 SH            SOLE                35,851
PROCTER & GAMBLE CO            COM         742718109  4,482      73,930 SH        SHARED-DEFINED  1       73,930
PROCTER & GAMBLE CO            COM         742718109  3,049      50,290 SH            SOLE                50,290
SNAP ON INC                    COM         833034101  1,578      37,332 SH        SHARED-DEFINED  1       37,332
SNAP ON INC                    COM         833034101  1,097      25,968 SH            SOLE                25,968
SPDR TR                     UNIT SER 1     78462F103  4,758      42,700 SH  PUT   SHARED-DEFINED  1       42,700
SPDR TR                     UNIT SER 1     78462F103  3,377      30,300 SH  PUT       SOLE                30,300
SYMANTEC CORP                  COM         871503108  2,748     153,616 SH        SHARED-DEFINED  1      153,616
SYMANTEC CORP                  COM         871503108  1,911     106,808 SH            SOLE               106,808
TUTOR PERINI CORP              COM         901109108  1,416      78,321 SH        SHARED-DEFINED  1       78,321
TUTOR PERINI CORP              COM         901109108    970      53,659 SH            SOLE                53,659
TYCO INTERNATIONAL LTD         SHS         H89128104  3,633     101,816 SH        SHARED-DEFINED  1      101,816
TYCO INTERNATIONAL LTD         SHS         H89128104  2,475      69,360 SH            SOLE                69,360
UNITED TECHNOLOGIES CORP       COM         913017109  2,294      33,055 SH        SHARED-DEFINED  1       33,055
UNITED TECHNOLOGIES CORP       COM         913017109  1,559      22,460 SH            SOLE                22,460
WAL MART STORES INC            COM         931142103  4,597      86,005 SH        SHARED-DEFINED  1       86,005
WAL MART STORES INC            COM         931142103  3,123      58,420 SH            SOLE                58,420
WELLPOINT INC                  COM         94973V107  3,280      56,269 SH        SHARED-DEFINED  1       56,269
WELLPOINT INC                  COM         94973V107  2,231      38,271 SH            SOLE                38,271
WET SEAL INC                   CL A        961840105  1,558     451,505 SH        SHARED-DEFINED  1      451,505
WET SEAL INC                   CL A        961840105  1,060     307,225 SH            SOLE               307,225


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